Related-Party Transactions (Narrative) (Detail) - USD ($) shares in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Maximum Borrowing Capacity	[1]	$ 6,000,000,000		$ 6,000,000,000
Derivative Asset		209,000,000		209,000,000		$ 294,000,000
Derivative Liabilities		626,000,000		626,000,000		279,000,000
Dominion Energy Retiree Health And Welfare Plan | Dominion Energy Associated
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		4,000,000		4,000,000		4,000,000
Intersegment Eliminations [Member]
Related Party Transaction [Line Items]
Distributions				323,000,000	$ 105,000,000
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Maximum Borrowing Capacity	[2]	6,000,000,000		6,000,000,000
Outstanding from Related Parties		196,000,000		196,000,000		101,000,000	[3]
Derivative Asset		83,000,000		83,000,000		93,000,000
Derivative Liabilities		358,000,000		358,000,000		103,000,000
Short term demand note		71,000,000		71,000,000		224,000,000	[3]
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries		$ 0		$ 0		0
Issuance of common stock to Dominion		0	0	0	0
Virginia Electric and Power Company | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent		$ 717,000,000		$ 717,000,000		632,000,000
Virginia Electric and Power Company | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		259,000,000		259,000,000		254,000,000
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative Asset		2,000,000		2,000,000		26,000,000
Derivative Liabilities		23,000,000		23,000,000		10,000,000
Virginia Electric and Power Company | Principal Owner
Related Party Transaction [Line Items]
Short term demand note		71,000,000		71,000,000		224,000,000
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Maximum Borrowing Capacity	[4]	1,500,000,000		1,500,000,000
Outstanding from Related Parties		335,000,000		335,000,000		319,000,000	[5]
Interest charges		1,000,000		1,000,000
Derivative Asset		16,000,000		16,000,000		31,000,000
Derivative Liabilities		77,000,000		77,000,000		19,000,000
Amounts due from Dominion, noncurrent		395,000,000		395,000,000
Short term demand note		3,086,000,000		3,086,000,000		3,097,000,000	[5]
Dominion Energy Gas Holdings, LLC | Commercial Paper | Interest Income
Related Party Transaction [Line Items]
Interest Income		49,000,000	$ 20,000,000	98,000,000	$ 37,000,000
Dominion Energy Gas Holdings, LLC | IRCA
Related Party Transaction [Line Items]
Short term demand note		601,000,000		601,000,000		704,000,000
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest charges			1,000,000
Short term demand note		150,000,000		150,000,000		218,000,000
Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		320,000,000		320,000,000		319,000,000
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		14,000,000		14,000,000		13,000,000
Dominion Energy Gas Holdings, LLC | Dominion Energy Pension plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent		444,000,000		444,000,000		442,000,000
Dominion Energy Gas Holdings, LLC | DMLPHCII | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Short term demand note		22,000,000		22,000,000		22,000,000
Dominion Energy Gas Holdings, LLC | DMLPHCII | Maximum | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest charges		1,000,000			1,000,000
Dominion Energy Gas Holdings, LLC | DCPI | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Interest charges		29,000,000	$ 24,000,000	58,000,000	$ 46,000,000
Short term demand note		2,900,000		2,900,000		2,900,000
Dominion Energy Gas Holdings, LLC | Unbilled Revenues
Related Party Transaction [Line Items]
Affiliated notes receivable		13,000,000		13,000,000		$ 7,000,000
Dominion Energy Midstream Partners, LP | Commercial Paper
Related Party Transaction [Line Items]
Maximum Borrowing Capacity		$ 400,000,000		$ 400,000,000
Debt Instrument, Maturity Date				Jan. 31, 2022
Interest Rate		3.50%		3.50%
Outstanding from Related Parties		$ 395,000,000		$ 395,000,000
Interest Payments		$ 3,000,000		$ 6,000,000

[1]	This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The sub-limit for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power, Questar Gas and DESC. The sub-limit for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[5]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.